Investments (Details) - Schedule of Change in Allowance for Expected Credit Losses on Investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Change in Allowance for Expected Credit Losses on Investments [Abstract]
Change in allowance for expected credit losses for fixed maturity securities available-for-sale	$ (158)	$ (195)
Change in allowance for expected credit losses on fixed maturity securities held to maturity	526	(166)	(66)
Total change in allowance for expected credit losses on investments	$ 368	$ (361)	$ (66)